Document and Entity Information	12 Months Ended
Dec. 31, 2021
Document and Entity Information
Document Type	S-1/A
Entity Registrant Name	Mill City Ventures III, Ltd.
Amendment Description	Amendment No. 3
Entity Filer Category	Non-accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001425355
Amendment Flag	true